Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Registrant Name	CN ENERGY GROUP. INC.
Entity Central Index Key	0001780785
Document Type	6-K/A
Amendment Flag	true
Current Fiscal Year End Date	--09-30
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Entity File Number	001-39978
Entity Address Address Line 1	Building 2-B, Room 206
Entity Address Address Line 2	No. 268 Shiniu Road
Entity Address Address Line 3	Liandu District
Entity Address City Or Town	Lishui City
Amendment Description	This Amendment No. 1 on Form 6-K/A (this “Amendment”) amends the report on Form 6-K furnished by CN Energy Group. Inc. (the “Company”) to the Securities and Exchange Commission on September 18, 2026 (the “Original Report”), which included the Company’s unaudited condensed consolidated financial statements for the six months ended March 31, 2026 and 2025 and the related management’s discussion and analysis of financial condition and results of operations. The Company is furnishing this Amendment to amend its unaudited condensed consolidated financial statements and the accompanying notes included in Exhibit 99.1 to the Original Report. The amendments include (i) the addition of quantitative unaudited pro forma supplemental financial information relating to the acquisition of Blessing Logistics Ltd. and related explanatory disclosures in Note 20, “Business combination”; (ii) revisions to certain reported financial statement amounts; and (iii) related revisions and clarifications to the accompanying notes. The Company is also amending the related management’s discussion and analysis of financial condition and results of operations to conform to the amended financial statements. For this purpose, the Company is furnishing a complete copy of its (i) unaudited condensed consolidated financial statements for the six months ended March 31, 2026 and 2025, as amended, as Exhibit 99.1 to this Amendment, and (ii) the related management’s discussion and analysis of financial condition and results of operations, as amended, Exhibit 99.2 to this Amendment. Exhibits 99.1 and 99.2 to this Amendment supersedes and replaces Exhibits 99.1 and 99.2 , respectively, to the Original Report in its entirety. Except as expressly described above, this Amendment does not amend or update any other information in the Original Report. This Amendment does not reflect events occurring after the date of the Original Report and should be read together with the Original Report and the Company’s subsequent filings and reports. This Amendment, including Exhibits 99.1 and 99.2 hereto, is hereby incorporated by reference into the Company’s registration statement on Form F-3 (File No. 333-292319), as amended, and the prospectus included therein, to the extent not superseded by documents or reports subsequently filed or furnished by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended.